Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND
Central Index Key	0001553196
Amendment Flag	false
Document Creation Date	Apr. 30, 2014
Document Effective Date	May 01, 2014
Prospectus Date	May 01, 2014